SUBSEQUENT EVENTS (Details Narrative)						1 Months Ended	12 Months Ended
	Mar. 06, 2020 USD ($) shares	Feb. 28, 2020 USD ($)	Feb. 27, 2020 shares	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 30, 2020	Feb. 29, 2020 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares
Common stock, par value (in dollars per share) | $ / shares							$ 0.001	$ 0.001
Common Stock [Member]
Number of shares issued for services							1,172,730
Subsequent Event [Member]
Exercise price (in dollars per shares) | $ / shares				$ 0.15
Debt instrument convertible excess of principal | $		$ 5,000
Subsequent Event [Member] | Restricted Common Stock [Member]
Number of shares issued for services				33,333		33,333
Number of fully vested shares issued				250,000
Agreement term				12 months
Vested				125,000
Dividend percentage				0.04
Subsequent Event [Member] | Unsecured Debt [Member]
Cumulative interest rate					10.00%
Maturity date					Mar. 30, 2020
Subsequent Event [Member] | Private Placement [Member]
Description of termination						The agreement will automatically extend for periods of thirty days until terminated in writing.
Dividend percentage						0.04
Subsequent Event [Member] | Agreement [Member]
Cash compensation | $	$ 152,960
Subsequent Event [Member] | Agreement [Member] | Common Stock [Member]
Number of shares issued for services	614,205
Subsequent Event [Member] | Agreement [Member] | Private Placement [Member]
Cash compensation | $	$ 25,000
Subsequent Event [Member] | Agreement [Member] | Private Placement [Member] | Common Stock [Member]
Number of shares issued for services	96,154
Subsequent Event [Member] | Chief Financial Officer [Member] | Stock Options [Member]
Number of shares issued for services				200,000
Vesting period				1 year
Exercise price (in dollars per shares) | $ / shares				$ 0.0701
Option expiry date				Jan. 07, 2025
Subsequent Event [Member] | Four Director [Member] | Non-Qualified Options [Member]
Number of shares issued for services				2,000,000
Exercise price (in dollars per shares) | $ / shares				$ 0.0701
Option expiry date				Jan. 07, 2025
Subsequent Event [Member] | Five Director [Member] | Non-Qualified Options [Member]
Number of shares issued for services				2,500,000
Vesting period				1 year
Exercise price (in dollars per shares) | $ / shares				$ 0.0701
Option expiry date				Jan. 07, 2025
Subsequent Event [Member] | Convertible Debt [Member]
Cumulative interest rate				10.00%
Debt conversion price (in dollars per shares) | $ / shares				$ 0.08
Description of termination				The Offering will terminate on the first to occur of: (1) February 13, 2020 , (2) the date of the acceptance of subscriptions for the maximum offering amount, or (3) the date the Offering is terminated by the Company.
Description of conversion stock				(i) the commencement of trading of the Common Stock on the NASDAQ, New York Stock Exchange or NYSE American (an “Uplist”) at the Uplist Conversion Price; or (ii) at any time the minimum bid price of the Common Stock exceeds $0.50 per share for twenty (20) consecutive trading days and the average trading volume during the 10 trading days prior to the conversion is at least 100,000 shares and the shares are registered under an Effective Registration Statement or the shares are salable under Rule 144.
Common stock, par value (in dollars per share) | $ / shares				$ 0.001
Subsequent Event [Member] | Convertible Debt [Member] | Minimum [Member]
Debt principal amount | $				$ 900,000
Subsequent Event [Member] | Convertible Debt [Member] | Maximum [Member]
Debt principal amount | $				$ 2,000,000
Subsequent Event [Member] | Convertible Debt [Member] | Four Directors And One Officer [Member]
Number of shares issued for services			24,900,000
Dividend percentage						75,000
Subsequent Event [Member] | Convertible Debt [Member]
Purchased of convertible debt | $		80,000
Subsequent Event [Member] | Promissory Note Due On March 2020 [Member]
Debt principal amount | $		$ 75,000